Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
WarCap Unconstrained Equity ETF
Shareholder Report [Line Items]
Fund Name	WarCap Unconstrained Equity ETF
Class Name	WarCap Unconstrained Equity ETF
Trading Symbol	WCAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WarCap Unconstrained Equity ETF (the "Fund") for the period September 11, 2025 (commencement of operations) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/WCAP. You can also request this information by contacting us at 800‑773‑3863.
Additional Information Phone Number	800‑773‑3863
Additional Information Website	https://etfpages.com/WCAP
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WarCap Unconstrained Equity ETF	$85¹	1.00%²
¹	Based on operations for the period September 11, 2025 (commencement of operations) to July 31, 2026. Expenses for the full fiscal year would be higher.
²	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.

Expenses Paid, Amount	$ 85	[1]
Expense Ratio, Percent	1.00%	[2]
Expenses Short Period Footnote [Text Block]	Based on operations for the period September 11, 2025 (commencement of operations) to July 31, 2026. Expenses for the full fiscal year would be higher.
Factors Affecting Performance [Text Block]

What factors influenced the Fund's performance?

During the period, escalating conflict between the U.S., Israel, and Iran beginning in late February 2026 disrupted oil markets and pushed Treasury yields higher, leading the Fund to hold elevated cash as a precaution. This backdrop weighed on capital-intensive, rate-sensitive holdings such as utilities and semiconductors, while continued AI-driven demand, a favorable rate environment for custody and asset-servicing financials, and earnings strength in select healthcare names helped offset the volatility. Conditions stabilized after an April ceasefire, and stock selection again drove results.

Securities That Added to Performance

Microsoft (MSFT) – Benefited from accelerating Azure growth and continued AI infrastructure demand.

Amgen (AMGN) – Lifted by obesity-drug pipeline progress and a raised earnings outlook.

BNY (BNY) – Supported by a favorable rate environment and strong fee-based results.

Securities That Detracted from Performance

Meta (META) – Pressured by war-driven risk-off sentiment and company-specific legal setbacks.

NextEra Energy (NEE) – Weighed down by rate sensitivity amid rising Treasury yields.

Advanced Micro Devices, Inc. (AMD) - Hurt by higher yields and oil-driven pressure on semiconductor valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How has the Fund performed since inception?

The following graph compares the initial and subsequent account values from September 11, 2025 (commencement of operations) to July 31, 2026. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index for the same period.

Average Annual Return [Table Text Block]	Average Annual Total Returns
(as of July 31, 2026)	Since Inception (9/11/2025)
WarCap Unconstrained Equity ETF	-8.77%
S&P 500® Index	14.66%

Performance Inception Date	Sep. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/WCAP for more recent performance information.
Net Assets	$ 61,010,515
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 261,152
Investment Company, Portfolio Turnover	500.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Net Assets	$61,010,515
Number of Holdings	46
Net Advisory Fee	$261,152
Portfolio Turnover Rate	500.93%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Microsoft Corp	6.0%
Alphabet Inc	5.8%
First Trust SMID Cap Rising Dividend Achievers ETF	5.0%
iShares MSCI ACWI ex U.S. ETF	5.0%
NVIDIA Corp	4.9%
Amazon.com Inc	4.4%
NextEra Energy Inc	4.2%
Broadcom Inc	4.1%
Apple Inc	3.5%
The Bank of New York Mellon Corp	2.6%

[1]	Based on operations for the period September 11, 2025 (commencement of operations) to July 31, 2026. Expenses for the full fiscal year would be higher.
[2]	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.